Shareholders’ equity - Blackstone Securities Purchase agreement (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 06, 2021	Dec. 31, 2021
Class of Stock
Number of shares issued in transaction (shares)	17,985,611
Gross proceeds from sale of stock	$ 100.0
Proceeds of issuance of ordinary shares, net of issuance costs		$ 29.6
Ordinary shares
Class of Stock
Number of shares issued in transaction (shares)	17,985,611	3,787,972
Per share price of issuance (usd per share)	$ 5.56
Gross proceeds from sale of stock	$ 100.0
Proceeds of issuance of ordinary shares, net of issuance costs	98.0
ADS
Class of Stock
Proceeds of issuance of ordinary shares, net of issuance costs	$ 91.6